Funds held for clients (Tables)	12 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of funds held for clients

	As at September 30, 2024	As at September 30, 2023
	$	$
Cash (Note 32)	233,584	269,792
Short-term investments	50,000	80,000
Long-term bonds (Note 32)	223,196	138,935
	506,780	488,727